Trade Receivables and Other Assets - Disclosure of detailed information about receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	$ 18,950	$ 24,096
Less: current portion	(7,743)	(11,574)
Non-current portion	11,207	12,522
Royalty revenue receivable
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	4,028	1,034
Refundable taxes
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	1,093	1,017
Turkish VAT recoverable
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	0	3,567
Recoverable royalty generation expenditures and advances
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	894	911
Deferred compensation
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	11,572	12,216	$ 11,112
Less: current portion	(640)
Non-current portion	10,932
Milestone payments receivable
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	0	4,000
Reclamation bonds
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	295	472
Prepaid expenses, deposits and other
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	$ 1,068	$ 879